Equity Incentive Plan - Stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plan
Total stock-based compensation expense	$ 42,531	$ 47,798	$ 11,004
Cost of revenue - software and other services
Equity Incentive Plan
Total stock-based compensation expense	88	21	15
Research and development
Equity Incentive Plan
Total stock-based compensation expense	12,746	9,060	4,551
Sales and marketing
Equity Incentive Plan
Total stock-based compensation expense	5,974	8,074	2,591
General and administrative
Equity Incentive Plan
Total stock-based compensation expense	$ 23,723	$ 30,643	$ 3,847